N-4	Aug. 28, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Aug. 11, 2023
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[3]	1.75%[3]
3. The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Optional Benefits Minimum [Percent]	0.30%
Optional Benefits Maximum [Percent]	1.75%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $1,478	HIGHEST ANNUAL COST: $5,966
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,478
Highest Annual Cost [Dollars]	$ 5,966
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Benefits Available [Table Text Block]
The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	Plus: 1.45%	GWB
	Core: 1.15%
	Value: 0.45%
Flex GMWB (Joint)	Plus: 1.75%	GWB
	Core: 1.45%
	Value: 0.75%
Roll-up GMDB	0.90%	GMDB Benefit Base
Highest Quarterly Anniversary Value GMDB	0.30%	GMDB Benefit Base
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.00%	GMDB Benefit Base
Flex DB*	With Flex Value: 0.80%	GMWB Death Benefit
	With Flex Core: 0.80%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Flex GMWB (Single) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Single)
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	5.00%	65-69	5.00%
	70-74	4.00%	70-74	5.00%	70-74	5.00%
	75-80	4.25%	75-80	5.25%	75-80	5.25%
	81+	4.50%	81+	5.50%	81+	5.50%

Name of Benefit [Text Block]	Flex GMWB (Single)
Flex GMWB (Single) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Flex GMWB (Single) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Flex GMWB (Single) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Flex GMWB (Joint) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Joint)
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	5.00%	65-69	5.00%
	70-74	4.00%	70-74	5.00%	70-74	5.00%
	75-80	4.25%	75-80	5.25%	75-80	5.25%
	81+	4.50%	81+	5.50%	81+	5.50%

Name of Benefit [Text Block]	Flex GMWB (Joint)
Flex GMWB (Joint) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Flex GMWB (Joint) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Flex GMWB (Joint) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
Roll-up GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Name of Benefit [Text Block]	Roll-up GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

Name of Benefit [Text Block]	Roll-up GMDB
Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Combination Roll-up and Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Flex DB [Member]
Prospectus:
Name of Benefit [Text Block]	Flex DB*
Name of Benefit [Text Block]	Flex DB*
Flex DB - Value [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Flex DB - Core [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%